Subsequent Events - Additional Information (Detail) - Subsequent Event [Member] - USD ($) $ in Thousands					1 Months Ended
	Aug. 01, 2019	Jul. 05, 2019	Jul. 01, 2019	Jun. 21, 2019	Aug. 16, 2019
VM EDU fund LLP [Member]
Subsequent Event [Line Items]
Investment commitment				$ 100,000
Payments to venture capital fund			$ 42,000
Happy Seed Cayman Ltd [Member]
Subsequent Event [Line Items]
Business acquisition, equity interest		11.25%
Total Cash consideration		$ 18,000
Cash consideration	$ 10,000
Tianjin Qiancheng Xiangyu Technology Ltd [Member] | Dongfang Youbo [Member]
Subsequent Event [Line Items]
Business acquisition, equity interest					49.00%
Total Cash consideration					$ 13,000
Business acquisition, date					Aug. 16, 2019